Net Income/ (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income/ (loss) attributable to the Company’s ordinary shareholders-basic		$ 4,430,865	$ (16,107,390)	$ (81,854,633)
Dilution impact of the convertible notes
Net income/(loss) attributable to ordinary shareholders – basic		4,430,865	(16,107,390)	(81,854,633)
Net income/(loss) attributable to ordinary shareholders – diluted		$ 4,430,865	$ (16,107,390)	$ (81,854,633)
Denominator:
Weighted average ordinary shares outstanding – basic (in Shares)	[1],[2],[3],[4]	1,176,370	1,033,554	962,772
Effects of dilutive securities:
Dilutive share options and RSUs		244,681
Convertible notes
Weighted average ordinary shares outstanding – diluted (in Shares)	[1],[2],[3],[4]	1,421,051
Weghted average number of shares- diluted
Basic net income/ (loss) per share		$ 3.77	$ (15.58)	$ (85.02)
Diluted net income/ (loss) per share		$ 3.12	$ (15.58)	$ (85.02)

[1]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[2]	After giving retrospective effects of the 1-for-20 reverse stock split effective on May 13, 2025.
[3]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.
[4]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 179,649 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.